InvestBio Opportunity Trust
                         500 Fifth Avenue, 56th Floor
                           New York, New York 10110




                                    September 19, 2002



EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   InvestBio Opportunity Trust
                  File Nos. 333-75588 and 811-10605
                  ---------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information ("SAI") used with respect to the above Registrant does not differ from the Prospectus and SAI contained in Pre-Effective Amendment No. 2 ("PEA No. 2") to its Registration Statement on Form N-1A and that PEA No. 2 was filed electronically on August 19, 2002.

      If you have any questions or comments concerning the foregoing, please call me at (212) 739-7626.

                                    Very truly yours,

                                    /s/ Ronald S. Robbins


                                    Ronald S. Robbins
                                    InvestBio Opportunity Trust
                                    Vice President

cc:  Beth R. Kramer, Esq.
      Kirkpatrick & Lockhart LLP